Business Combinations - Additional Information (Detail) - USD ($) $ in Billions	Oct. 13, 2023	Mar. 04, 2022
Activision Blizzard, Inc.
Business Acquisition [Line Items]
Total consideration transferred	$ 75.4
Acquisition date	Oct. 13, 2023
Nuance Communications Inc.
Business Acquisition [Line Items]
Acquisition agreement date		Mar. 04, 2022
Total consideration transferred		$ 18.8